RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of related party [Abstract]
Disclosure of Transactions Between Related Parties
The following transactions were carried out with related parties:

	Year ended December 31,
	2023	2022	2021

(i) Transactions
(a) Sales of goods and services
Sales of goods to non-consolidated parties	163,591	720,137	950,792
Sales of goods to other related parties	174,869	224,698	195,636
Sales of services and others to non-consolidated parties	168	177	178
Sales of services and others to other related parties	3,932	4,213	1,496

	342,560	949,225	1,148,102
(b) Purchases of goods and services
Purchases of goods from non-consolidated parties	491,011	643,494	508,784
Purchases of goods from other related parties	81,404	70,951	65,964
Purchases of services and others from non-consolidated parties	23,574	13,735	10,279
Purchases of services and others from other related parties	103,334	78,899	98,065

	699,323	807,079	683,092
(c) Financial results
Income with non-consolidated parties	12,263	8,298	6,256
Expenses in connection with lease contracts from other related parties	(757)	(976)	(1,013)
	11,506	7,322	5,243
(d) Dividends received
Dividends from non-consolidated parties	34,841	15,493	82,122
	34,841	15,493	82,122
(e) Other income and expenses
Income (expenses), net with non-consolidated parties	1,396	3,300	1,029
Income (expenses), net with other related parties	1,753	682	879

	3,149	3,982	1,908

	As of December 31,
	2023	2022

(ii) Year-end balances
(a) Arising from sales/purchases of goods/services and other transactions
Receivables from non-consolidated parties	143,292	180,476
Receivables from other related parties	29,402	43,765
Advances from non-consolidated parties	2,843	4,851
Advances to suppliers with other related parties	123,921	3,683
Payables to non-consolidated parties	(149,562)	(91,172)
Payables to other related parties	(27,963)	(20,163)
Lease liabilities with other related parties	(1,379)	(2,287)

	120,554	119,153